REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of Catalyst
Insider Buying Fund, Catalyst
Energy Infrastructure Fund,
Catalyst/MAP Global Equity
Fund, Catalyst/Lyons Tactical
Allocation Fund, Catalyst
Dynamic Alpha Fund and
Board of Trustees of Mutual
Fund Series Trust

In planning and performing our
audit of the financial
statements of Catalyst Insider
Buying Fund, Catalyst Energy
Infrastructure Fund,
Catalyst/MAP Global Equity
Fund, Catalyst/Lyons Tactical
Allocation Fund, and Catalyst
Dynamic Alpha Fund (the
"Funds") as of and for the year
ended June 30, 2023, in
accordance with the standards
of the Public Company
Accounting Oversight Board
(United States) (PCAOB), we
considered the Funds' internal
control over financial
reporting, including controls
over safeguarding securities, as
a basis for designing our
auditing procedures for the
purpose of expressing our
opinion on the financial
statements and to comply with
the requirements of Form N-
CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds'
internal control over financial
reporting. Accordingly, we
express no such opinion.

The management of the Funds
is responsible for establishing
and maintaining effective
internal control over financial
reporting. In fulfilling this
responsibility, estimates and
judgments by management are
required to assess the
expected benefits and related
costs of controls. A fund's
internal control over financial
reporting is a process designed
to provide reasonable
assurance regarding the
reliability of financial reporting
and the preparation of
financial statements for
external purposes in
accordance with generally
accepted accounting principles
(GAAP). A fund's internal
control over financial reporting
includes those policies and
procedures that (1) pertain to
the maintenance of records
that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions
of the assets of the fund; (2)
provide reasonable assurance
that transactions are recorded
as necessary to permit
preparation of financial
statements in accordance with
GAAP, and that receipts and
expenditures of the fund are
being made only in accordance
with authorizations of
management and Trustees of
the fund; and (3) provide
reasonable assurance
regarding prevention or timely
detection of unauthorized
acquisition, use or disposition
of a fund's assets that could
have a material effect on the
financial statements.

Because of its inherent
limitations, internal control
over financial reporting may
not prevent or detect
misstatements. Also,
projections of any evaluation
of effectiveness to future
periods are subject to the risk
that controls may become
inadequate because of changes
in conditions, or that the
degree of compliance with the
policies or procedures may
deteriorate.

A deficiency in internal control
over financial reporting exists
when the design or operation
of a control does not allow
management or employees, in
the normal course of
performing their assigned
functions, to prevent or detect
misstatements on a timely
basis. A material weakness is a
deficiency, or combination of
deficiencies, in internal control
over financial reporting, such
that there is a reasonable
possibility that a material
misstatement of the Funds'
annual or interim financial
statements will not be
prevented or detected on a
timely basis.

Our consideration of the Funds'
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal control
that might be material
weaknesses under standards
established by the PCAOB.
However, we noted no
deficiencies in the Funds'
internal control over financial
reporting and its operation,
including controls over
safeguarding securities, that
we consider to be a material
weakness as defined above as
of June 30, 2023.

This report is intended solely
for the information and use of
management and the Board of
Trustees of the Funds and the
Securities and Exchange
Commission and is not
intended to be and should not
be used by anyone other than
these specified parties.

/s/COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 29, 2023
C O H E N & C O M P A N Y , L T D .
800.229.1099 | 866.818.4538 fax |
cohencpa.com


Registered with the Public Company Accounting
Oversight Board